RELATED PARTY TRANSACTIONS - Promissory note - related party & working capital loans (Details) - USD ($)		3 Months Ended		10 Months Ended	12 Months Ended
	Oct. 29, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Jan. 19, 2023	Jan. 03, 2023	Sep. 07, 2022	Apr. 17, 2021
RELATED PARTY TRANSACTIONS
Amount drawn		$ 995,000	$ 0		$ 500,000
Amount drawn		500,000
Amount outstanding		1,495,000			500,000
Unsecured promissory note
RELATED PARTY TRANSACTIONS
Amount drawn					500,000
Extension Note
RELATED PARTY TRANSACTIONS
Borrowings under working capital loans		495,000
Working capital loans warrant
RELATED PARTY TRANSACTIONS
Working capital		$ 1,500,000			$ 1,500,000
Price of warrant per share		$ 1.50			$ 1.50
Borrowings under working capital loans		$ 0			$ 0
Sponsor | Unsecured promissory note
RELATED PARTY TRANSACTIONS
Principal amount of debt								$ 500,000
Sponsor | Unsecured promissory note | Working Capital shares
RELATED PARTY TRANSACTIONS
Conversion ratio								$ 10.00
Sponsor | Extension Note
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note		990,000				$ 990,000
Ananda Trust | Unsecured promissory note
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note							$ 500,000
Principal amount of debt								$ 500,000
Ananda Trust | Unsecured promissory note | Working Capital shares
RELATED PARTY TRANSACTIONS
Conversion ratio								$ 10.00
Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note									$ 300,000
Repayment of promissory note - related party	$ 122,292
Related Party Loans
RELATED PARTY TRANSACTIONS
Due to related party		121,935		$ 21,935	131,935
Office Space Secretarial and Administrative Services
RELATED PARTY TRANSACTIONS
Expenses per month		10,000			10,000
Expenses incurred and paid		$ 30,000	$ 30,000	$ 21,935	$ 120,000